Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Income taxes [Abstract]
Non-capital losses carried forward	$ 85,484	$ 8,563
Investment in associates	87,704	0
Deferred tax assets not recognized	$ 173,188	$ 8,563